Cover Page	Sep. 01, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Guidewire Software, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35394
Entity Tax Identification Number	36-4468504
Entity Address, Address Line One	970 Park Pl, Suite 200
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	357-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	GWRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001528396